GOING CONCERN (Details Narrative) - USD ($)	6 Months Ended
	Apr. 30, 2026	Apr. 30, 2025	Oct. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash	$ 318,157		$ 683,483
Working capital	160,786
Accumulated deficit	118,011		386,366
Negative cash flows from operating activities	268,355	$ (213,962)
Net loss	365,359	(198,073)
Revenue	140,000	325,128
Amounts due to related parties	54,323		$ 47,731
Professional fees	$ 159,698	$ 30,043